INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 3. INTANGIBLE ASSETS

 The Company’s intangible assets are related to the acquisition of certain assets related to AzoneTS-based technology from Durham Pharmaceuticals Ltd. in 2007.  Following the acquisition in 2007, the Company has modestly advanced the development programs for DurhalieveTM for the treatment of corticosteroid-responsive dermatoses and for the early stage AzoneTS reformulation drug candidates. Among other things, the Company has monitored stability on new drug formulations, worked on a complete response on the Durhalieve New Drug Application, met with the FDA on  development status, assembled a response for the methotrexate-AzoneTS ‘end of Phase 2’ meeting with the FDA, engaged consultants to review and recommend new product candidates and formulations, and conducted partnering activities around the technology.  In addition, the Company has made applicable regulatory filings necessary to maintain the active status of the AzoneTS Drug Master File, the Durhalieve and MAZ Investigational New Drug applications and the MAZ Orphan Drug application with the FDA.

 As of September 30, 2013 and 2012, intangible assets related to this Acquisition are summarized as follows:

			2013		2012
	Estimated		Accumulated
	Life	Cost	Amortization	Net	Net
Contract related intangible asset:
Cato Research discounted contract	3 years	$355,000	$355,000	$—	$—
Technology related intangible assets:
Patents for the AzoneTS-based product candidates and formulation	4.5 years	1,305,000	—	1,305,000	1,305,000
Drug Master Files containing formulation, clinical and safety documentation used by the FDA	4.5 years	1,500,000	—	1,500,000	1,500,000
In-process pharmaceutical products for 2 indications	4.5 years	6,820,000	—	6,820,000	6,820,000
Total technology related intangible assets		9,625,000	—	9,625,000	9,625,000
Total, net		$9,980,000	$355,000	$9,625,000	$9,625,000

 Intangible assets related to technology are expected to be amortized on a straight-line basis over the period ending 2019, when the underlying patents expire, and will commence upon revenue generation which the Company estimates could occur as early as the middle of 2015.  The Cato Research contract included above was amortized over a three year period, which ended in 2010.

 Estimated amortization expense for each of the next five calendar years is as follows:

Estimated Amortization Expense
2013	$—
2014	—
2015	1,069,000
2016	2,139,000
2017	2,139,000

 In periodically reviewing the carrying value of intangible assets, the Company considered if there have been events or circumstances that would indicate that the carrying amount of the intangible assets may not be recoverable.  If such events or circumstances existed, the Company performed an impairment test in accordance with FASB ASC 360-10. Under that standard, the first step in the impairment analysis is to compare the undiscounted cash flows to the carrying value of the intangibles.  The project’s undiscounted cash flows exceeded the carrying value at each of the Company’s assessment dates following acquisition, including December 31, 2012.  As a result, it was not necessary for the Company to conduct further analysis or to make a determination of the fair value of the intangible assets and thereby the Company concluded that there was no impairment.  It is the Company’s policy to evaluate intangible assets for impairment at least annually in connection with its year end financial statement preparation.

The Company’s intangible assets are related to the acquisition of assets from Durham Pharmaceuticals Ltd. in 2007.  As of December 31, 2012 and 2011, intangible assets related to the ETI Acquisition are summarized as follows:

			2012		2011
	Estimated		Accumulated
	Life	Cost	Amortization	Net	Net
Contract related intangible asset:
Cato Research discounted contract	3 years	$355,000	$355,000	$—	$—
Technology related intangible assets:
Patents for the AzoneTS-based product candidates and formulation	6 years	1,305,000	—	1,305,000	1,305,000
Drug Master Files containing formulation, clinical and safety documentation used by the FDA	6 years	1,500,000	—	1,500,000	1,500,000
In-process pharmaceutical products for 2 indications	6 years	6,820,000	—	6,820,000	6,820,000
Total technology related intangible assets		9,625,000	—	9,625,000	9,625,000
Total, net		$9,980,000	$355,000	$9,625,000	$9,625,000

Intangible assets related to technology are expected to be amortized on a straight-line basis over the period ending 2019, when the underlying patents expire, and will commence upon revenue generation which the Company estimates may occur as early as the middle of 2014.  The contract related to this intangible asset was amortized over a three year period, which ended in 2010. Amortization expense relating to the contract was approximately $84,000 for the year ended December 31, 2010 and is included in research and development in the Consolidated Statement of Operations.

Estimated amortization expense for each of the next five years is as follows:

Year Ending December 31, 2012:	Estimated Amortization Expense
2013	$—
2014	1,604,000
2015	1,604,000
2016	1,604,000
2017	1,604,000
2018	1,604,000